------------------------
                                                           OMB APPROVAL
                                                       ------------------------
                                                       OMB Number: 3235-0582
                                                       Expires: April 30, 2009
                                                       Estimated average burden
                                                       hours per response..14.4
                                                       ------------------------

                           UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                         WASHINGTON, DC 20549

                             FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                         INVESTMENT COMPANY

Investment Company Act file number 811-03479

FRANKLIN NEW YORK TAX-FREE INCOME FUND
-------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
-------------------------------------------------------------------------------
(Address of principal executive offices) (Zip code)

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
-------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000
                                                    ---------------------------

Date of fiscal year end:    5/31
                          ------------------

Date of reporting period:   6/30/08
                          ------------------

ITEM 1. PROXY VOTING RECORDS.

N/A



                           SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN NEW YORK TAX-FREE INCOME FUND

By (Signature and Title)*/s/GALEN G. VETTER
                         ------------------------------------------------------
                         Galen G. Vetter,
                         Chief Executive Officer - Finance and Administration

Date  AUGUST 27, 2008
      ----------------

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.